NET (LOSS)/INCOME PER SHARE	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
NET (LOSS)/INCOME PER SHARE

15. NET (LOSS)/INCOME PER SHARE

The following table sets forth the computation of basic and diluted net (loss)/income per share for the periods indicated:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Basic net (loss)/income per share calculation
Numerator:
Net (loss)/income	(1,392,930)	(3,103,465)	13,172
Net (loss)/income attributed to ordinary shareholders for computing net (loss)/income per ordinary shares -basic	(1,392,930)	(3,103,465)	13,172
Denominator:
Weighted average ordinary shares outstanding used in computing net (loss)/income per ordinary shares-basic	159,725,779	170,790,979	172,254,080
Net (loss)/income per ordinary share attributable to ordinary shareholders-basic	(8.72)	(18.17)	0.08
Diluted net (loss)/income per ordinary share calculation
Denominator:
Weighted average ordinary shares basic outstanding	159,725,779	170,790,979	172,254,080
Effect of potentially diluted stock options	—	—	2,931,766
Effect of potentially diluted RSUs	—	—	805,638
Weighted average ordinary shares outstanding used in computing net (loss)/income per ordinary shares-diluted	159,725,779	170,790,979	175,991,484
Net (loss)/income per ordinary share attributable to ordinary shareholders-diluted	(8.72)	(18.17)	0.07

For the years ended December 31, 2020, 2021 and 2022, the following RSUs outstanding were excluded from the calculation of diluted net (loss)/income per ordinary share, as their inclusion would have been anti-dilutive for the periods prescribed.

	Year ended December 31,
	2020	2021	2022
Shares issuable upon conversion of RSUs	64,576	12,794	1,093,923